Schedule of Investments (unaudited)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 0.8%
Pampa Energia SA, 7.50%, 01/24/27(a)	$600	$591,375
Telecom Argentina SA, 9.50%, 07/18/31(b)	200	198,100
YPF SA
6.95%, 07/21/27(a)	700	642,915
7.00%, 09/30/33(a)(c)	525	475,289
7.00%, 12/15/47(a)	540	394,875
9.00%, 06/30/29(a)(c)	700	702,352
9.50%, 01/17/31(a)	600	615,000
		3,619,906
Australia — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	400	363,000
3.75%, 10/01/30	500	443,000
Franshion Brilliant Ltd., 3.20%, 04/09/26(a)	200	183,000
		989,000
Bahrain — 0.2%
AUB Sukuk Ltd., 2.62%, 09/09/26(a)	600	564,000
BBK BSC, 6.88%, 06/06/29(a)	200	201,356
		765,356
Brazil — 5.0%
Acu Petroleo Luxembourg SARL, 7.50%, 01/13/32(a)	236	231,179
Adecoagro SA, 6.00%, 09/21/27(a)	150	146,766
Aegea Finance SARL
6.75%, 05/20/29(a)	200	197,500
9.00%, 01/20/31(a)	200	210,500
Amaggi Luxembourg International SARL, 5.25%,
01/28/28(a)	200	190,875
Ambipar Lux SARL, 9.88%, 02/06/31(a)	200	195,376
Azul Secured Finance LLP
10.88%, 05/28/30(a)	200	152,688
11.93%, 08/28/28(a)	200	190,500
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	200	178,000
Banco Bradesco SA/Cayman Islands, 4.38%,
03/18/27(a)	200	195,910
Banco BTG Pactual SA/Cayman Islands, 2.75%,
01/11/26(a)	200	191,250
Banco do Brasil SA/Cayman
3.25%, 09/30/26(a)	200	191,650
4.88%, 01/11/29(a)	200	193,350
6.00%, 03/18/31(a)	200	199,824
6.25%, 04/18/30(a)	200	203,550
8.75%, (10-year CMT + 4.398%)(a)(c)(d)	400	406,280
Braskem America Finance Co., 7.13%, 07/22/41(a)	200	184,620
Braskem Netherlands Finance BV
4.50%, 01/10/28(a)	400	369,680
4.50%, 01/31/30(a)	400	346,000
5.88%, 01/31/50(a)	200	148,900
7.25%, 02/13/33(a)	600	578,700
8.50%, 01/23/81, (5-year CMT + 8.220%)(a)(c)	200	202,062
BRF SA
4.88%, 01/24/30(a)	200	182,500
5.75%, 09/21/50(a)	200	156,100
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(a)	200	183,250
Cosan Luxembourg SA
5.50%, 09/20/29(a)	200	190,000
7.25%, 06/27/31(a)	200	203,400
7.50%, 06/27/30(a)	200	206,000
Cosan Overseas Ltd., 8.25%(a)(d)	100	101,739
CSN Inova Ventures, 6.75%, 01/28/28(a)	400	385,280
Security	Par (000)	Value

Brazil (continued)
CSN Resources SA
4.63%, 06/10/31(a)	$200	$158,340
5.88%, 04/08/32(a)	200	167,190
8.88%, 12/05/30(a)	200	200,690
Embraer Netherlands Finance BV
5.40%, 02/01/27(e)	230	229,282
7.00%, 07/28/30(a)	200	210,562
Globo Comunicacao e Participacoes SA, 4.88%,
01/22/30(a)	200	180,125
Guara Norte SARL, 5.20%, 06/15/34(a)	166	153,395
GUSAP III LP, 4.25%, 01/21/30(a)	200	188,563
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/31, (5-year CMT + 3.446%)(a)(c)	200	192,800
4.50%, 11/21/29, (5-year CMT + 2.822%)(a)(c)	200	198,563
4.63%, (5-year CMT + 3.222%)(a)(c)(d)	200	195,376
7.72%, (5-year CMT + 3.981%)(a)(c)(d)	200	199,800
7.86%, (5-year CMT + 3.863%)(a)(c)(d)	200	201,062
Klabin Austria GmbH
3.20%, 01/12/31(a)	200	170,876
5.75%, 04/03/29(a)	200	199,500
7.00%, 04/03/49(a)	200	203,460
MARB BondCo PLC, 3.95%, 01/29/31(a)	400	331,180
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31(a)	561	518,664
MercadoLibre Inc., 3.13%, 01/14/31	200	172,812
Minerva Luxembourg SA
4.38%, 03/18/31(a)	400	335,560
8.88%, 09/13/33(a)	200	210,478
Movida Europe SA, 7.85%, 04/11/29(a)	200	186,600
NBM U.S. Holdings Inc., 7.00%, 05/14/26(a)	200	200,200
Nexa Resources SA, 6.75%, 04/09/34(a)	200	202,830
Petrobras Global Finance BV
5.09%, 01/15/30	250	241,641
5.50%, 06/10/51	150	122,578
5.60%, 01/03/31	350	341,250
6.00%, 01/27/28	295	297,028
6.50%, 07/03/33	300	305,655
6.75%, 01/27/41(e)	150	148,406
6.85%	425	386,883
6.88%, 01/20/40(e)	200	199,812
6.90%, 03/19/49	200	193,875
7.25%, 03/17/44(e)	250	258,125
7.38%, 01/17/27	150	155,753
Petrorio Luxembourg Holding SARL, 6.13%,
06/09/26(a)	200	197,688
Raizen Fuels Finance SA
6.45%, 03/05/34(a)	200	206,150
6.95%, 03/05/54(a)	200	205,910
Rede D’or Finance SARL
4.50%, 01/22/30(a)	200	181,126
4.95%, 01/17/28(a)	200	191,438
Rumo Luxembourg SARL, 5.25%, 01/10/28(a)	200	193,630
Samarco Mineracao SA, 9.00%, 06/30/31,
(9.00% PIK)(b)(e)(f)	1,053	975,682
Simpar Europe SA, 5.20%, 01/26/31(a)	200	164,563
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32(a)	400	376,800
St Marys Cement Inc. Canada, 5.75%, 04/02/34(a)	200	199,440
Suzano Austria GmbH
2.50%, 09/15/28	100	88,156
3.13%, 01/15/32	300	248,907
3.75%, 01/15/31	500	443,550

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
5.00%, 01/15/30	$200	$192,000
5.75%, 07/14/26(a)	200	200,754
6.00%, 01/15/29	200	201,680
7.00%, 03/16/47(a)	400	416,500
Suzano International Finance BV, 5.50%, 01/17/27	300	300,375
Usiminas International SARL, 5.88%, 07/18/26(a)	200	196,760
Vale Overseas Ltd.
3.75%, 07/08/30	450	411,469
6.13%, 06/12/33	350	356,580
6.40%, 06/28/54(e)	280	278,993
6.88%, 11/21/36(e)	192	205,598
6.88%, 11/10/39(e)	350	375,375
8.25%, 01/17/34(e)	200	235,876
		21,617,343
British Virgin Islands — 0.0%
Joy Treasure Assets Holdings Inc., 5.50%, 02/01/27(a)	200	199,940

Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26(a)	400	381,000

Canada — 0.0%
CCCI Treasure Ltd., 3.65%,
(5-year CMT + 5.117%)(a)(c)(d)	200	192,078

Cayman Islands — 0.5%
Al Rajhi Sukuk Ltd., 5.05%, 03/12/29(a)	400	399,500
Alinma Tier 1 Sukuk Ltd., 6.50%,
(5-year CMT + 2.201%)(a)(c)(d)	400	408,624
Doha Finance Ltd., 5.25%, 03/12/29(a)	400	397,500
QNB Finance Ltd., 6.57%, 04/02/29,
(1-day SOFR + 1.200%)(c)	800	804,500
SNB Sukuk Ltd., 5.13%, 02/27/29(a)	200	200,126
		2,210,250
Chile — 3.9%
AES Andes SA, 8.15%, 06/10/55,
(5-year CMT + 3.835%)(b)(c)	400	406,000
Agrosuper SA, 4.60%, 01/20/32(a)	400	355,000
Alfa Desarrollo SpA, 4.55%, 09/27/51(a)	794	597,750
Antofagasta PLC
2.38%, 10/14/30(a)	200	167,750
5.63%, 05/13/32(a)	600	600,600
6.25%, 05/02/34(a)	200	208,000
Banco de Chile, 2.99%, 12/09/31(a)	400	348,250
Banco de Credito e Inversiones SA
2.88%, 10/14/31(a)(e)	400	346,400
3.50%, 10/12/27(a)(e)	400	381,500
8.75%, (5-year CMT + 4.944%)(a)(c)(d)	400	418,900
Banco Santander Chile, 3.18%, 10/26/31(a)(e)	400	352,920
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30(a)	400	372,136
4.25%, 04/30/29(a)	200	187,204
5.15%, 01/29/50(a)	400	340,000
5.50%, 04/30/49(a)	400	365,876
Cencosud SA
4.38%, 07/17/27(a)	800	771,600
5.95%, 05/28/31(a)	200	202,250
Chile Electricity Lux MPC SARL, 6.01%, 01/20/33(a)	579	592,572
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32(a)	550	482,625
Colbun SA
3.15%, 03/06/30(a)	400	352,125
3.15%, 01/19/32(a)	400	338,750
Security	Par (000)	Value

Chile (continued)
3.95%, 10/11/27(a)	$400	$383,000
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32(a)	600	486,906
4.75%, 08/01/26(a)	400	393,125
Enel Americas SA, 4.00%, 10/25/26	462	448,283
Enel Chile SA, 4.88%, 06/12/28	800	783,752
Engie Energia Chile SA
3.40%, 01/28/30(a)	400	353,750
6.38%, 04/17/34(a)	200	204,250
Falabella SA, 3.38%, 01/15/32(a)	400	332,040
GNL Quintero SA, 4.63%, 07/31/29(a)	471	460,600
Interchile SA, 4.50%, 06/30/56(a)	900	753,876
Inversiones CMPC SA
3.00%, 04/06/31(a)	400	341,876
3.85%, 01/13/30(a)	400	367,500
4.38%, 04/04/27(a)(e)	400	388,124
6.13%, 06/23/33(a)	400	410,000
6.13%, 02/26/34(a)	200	205,200
Latam Airlines Group SA, 13.38%, 10/15/29(a)	600	690,000
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)	600	404,437
6.50%, 11/07/33(a)	600	627,186
Telefonica Moviles Chile SA, 3.54%, 11/18/31(a)	450	364,077
		16,586,190
China — 9.1%
Agricultural Bank of China Ltd./New York, 6.00%,
01/24/27, (1-day SOFR + 0.630%)(a)(c)	200	200,386
Alibaba Group Holding Ltd.
2.13%, 02/09/31(e)	400	338,772
2.70%, 02/09/41	200	138,396
3.15%, 02/09/51	400	264,492
3.25%, 02/09/61	200	127,080
3.40%, 12/06/27	500	478,155
4.00%, 12/06/37	200	175,766
4.20%, 12/06/47(e)	400	327,172
4.40%, 12/06/57	200	163,468
4.50%, 11/28/34	200	190,052
Amipeace Ltd.
1.75%, 11/09/26(a)	400	373,144
2.25%, 10/22/30(a)	200	175,970
Baidu Inc.
2.38%, 08/23/31	200	169,462
3.63%, 07/06/27	200	193,818
4.38%, 03/29/28	200	197,640
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(a)	400	377,708
Bank of China Ltd./New York, 4.63%, 06/26/26(a)	200	199,392
Bank of China Ltd./Sydney, 5.87%, 06/14/27,
(1-day SOFR + 0.500%)(a)(c)	200	199,716
Bank of Communications Co. Ltd., 3.80%,
(5-year CMT + 3.345%)(a)(c)(d)	600	586,687
Bank of Communications Co. Ltd./Hong Kong
1.20%, 09/10/25(a)	200	191,892
4.88%, 02/28/26(a)	200	200,210
BOC Aviation Ltd.
1.75%, 01/21/26(a)	300	286,332
2.63%, 09/17/30(a)(e)	600	528,606
3.00%, 09/11/29(a)	500	457,545
3.50%, 09/18/27(a)(e)	600	575,514
3.88%, 04/27/26(a)	500	490,785
4.50%, 05/23/28(a)	400	395,056

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
BOC Aviation USA Corp.
4.88%, 05/03/33(a)(e)	$400	$393,796
5.00%, 01/17/29(a)	400	401,584
5.25%, 01/14/30(a)	600	610,026
5.75%, 11/09/28(a)	600	619,560
BOCOM International Blossom Ltd., 1.75%,
06/28/26(a)	200	187,625
CCBL Cayman 1 Corp. Ltd., 1.80%, 07/22/26(a)	200	188,086
CCCI Treasure Ltd., 3.43%,
(5-year CMT + 4.998%)(a)(c)(d)	200	197,812
CDBL Funding 2, 2.00%, 03/04/26(a)	200	191,008
Central Plaza Development Ltd., 4.65%, 01/19/26(a)	200	188,750
Chalco Hong Kong Investment Co. Ltd., 2.10%,
07/28/26(a)	200	188,688
Charming Light Investments Ltd., 4.38%, 12/21/27(a)	200	192,886
China Cinda 2020 I Management Ltd.
3.00%, 01/20/31(a)	200	171,592
3.13%, 03/18/30(a)	200	177,578
3.25%, 01/28/27(a)	200	190,262
5.75%, 05/28/29(a)	200	202,326
China Cinda Finance 2017 I Ltd.
4.75%, 02/08/28(a)	200	195,344
4.75%, 02/21/29(a)	200	194,282
China Construction Bank Corp.
2.45%, 06/24/30, (5-year CMT + 2.150%)(a)(c)	600	585,654
2.85%, 01/21/32, (5-year CMT + 1.400%)(a)(c)	600	571,896
China Construction Bank Corp./Hong Kong, 1.46%,
04/22/26(a)	200	189,154
China Development Bank Financial Leasing Co. Ltd.,
2.88%, 09/28/30, (5-year CMT + 2.750%)(a)(c)	200	193,250
China Everbright Bank Co. Ltd./Sydney, 6.00%,
09/20/26, (1-day SOFR + 0.630%)(a)(c)	200	200,200
China Everbright Bank Co. Ltd/Hong Kong, 5.88%,
05/14/27, (1-day SOFR + 0.520%)(a)(c)	200	199,688
China Great Wall International Holdings III Ltd.,
3.88%, 08/31/27(a)	200	188,438
China Merchants Bank Co. Ltd./Hong Kong, 1.20%,
09/10/25(a)	200	191,790
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26(a)	200	186,938
China Overseas Finance Cayman VI Ltd., 6.45%,
06/11/34(a)	200	210,618
China Overseas Finance Cayman VIII Ltd., 2.75%,
03/02/30(a)	200	175,376
China Railway Xunjie Co. Ltd., 4.00%, 07/06/27(a)	200	195,562
China Resources Land Ltd., 3.75%,
(5-year CMT + 5.139%)(a)(c)(d)	400	396,484
China State Construction Finance Cayman I Ltd.,
3.40%, (5-year CMT + 5.581%)(a)(c)(d)	200	192,250
China Taiping Insurance Holdings Co. Ltd., 6.40%,
(5-year CMT + 2.072%)(a)(c)(d)	400	416,750
CICC Hong Kong Finance 2016 MTN Ltd.
5.42%, 11/22/25(a)	400	401,092
5.44%, 07/18/26(a)	200	201,832
5.49%, 03/01/26(a)	200	201,486
6.32%, 01/18/27, (1-day SOFR + 0.950%)(a)(c)	200	201,068
CITIC Ltd.
2.85%, 02/25/30(a)	200	182,748
2.88%, 02/17/27(a)	400	382,000
3.88%, 02/28/27(a)	200	196,088
CMB International Leasing Management Ltd., 6.13%,
06/04/27, (1-day SOFR + 0.760%)(a)(c)	200	200,284
Security	Par (000)	Value

China (continued)
CMHI Finance BVI Co. Ltd.
4.00%, 06/01/27(a)	$200	$196,125
5.00%, 08/06/28(a)	200	203,687
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)	200	216,626
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	200	186,812
3.30%, 09/30/49	200	151,562
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	400	399,752
CNOOC Petroleum North America ULC, 6.40%,
05/15/37	200	233,274
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)	200	221,000
Coastal Emerald Ltd., 6.50%,
(3-year CMT + 4.781%)(a)(c)(d)	200	204,500
Contemporary Ruiding Development Ltd.
1.50%, 09/09/26(a)	200	185,875
1.88%, 09/17/25(a)	200	192,750
CSCEC Finance Cayman II Ltd., 3.50%, 07/05/27(a)	200	193,063
CSCIF Hong Kong Ltd., 6.04%, 05/31/27,
(1-day SOFR + 0.670%)(a)(c)	200	199,842
Easy Tactic Ltd.
6.50%, 07/11/27, (7.50% PIK)(f)	385	11,544
6.50%, 07/11/28, (7.50% PIK)(f)	167	5,025
ENN Clean Energy International Investment Ltd.,
3.38%, 05/12/26(a)	200	192,398
ENN Energy Holdings Ltd., 4.63%, 05/17/27(a)	200	197,812
Fortune Star BVI Ltd., 5.95%, 10/19/25(a)	400	386,750
Franshion Brilliant Ltd., 4.25%, 07/23/29(a)	200	154,126
GLP China Holdings Ltd., 2.95%, 03/29/26(a)	200	172,938
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	400	375,500
4.75%, 04/27/27(a)	200	192,000
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(a)	200	184,750
Huarong Finance II Co. Ltd., 5.00%, 11/19/25(a)	200	197,000
ICBCIL Finance Co. Ltd.
1.75%, 08/02/26(a)	200	188,000
2.70%, 01/27/27(a)	200	190,188
Industrial & Commercial Bank of China Ltd.
3.20%, (5-year CMT + 2.368%)(a)(c)(d)	1,400	1,343,944
4.50%, 01/19/26(a)	200	199,182
4.88%, 09/21/25(a)	400	398,592
Industrial & Commercial Bank of China Ltd./Dubai
DIFC, 6.30%, 01/19/26,
(1-day SOFR + 0.930%)(a)(c)	200	201,056
Industrial & Commercial Bank of China Ltd./Hong
Kong, 1.63%, 10/28/26(a)	200	186,744
Industrial & Commercial Bank of China Ltd./New York,
3.54%, 11/08/27	250	242,075
Industrial & Commercial Bank of China Ltd./Singapore
1.20%, 09/09/25(a)	200	191,892
5.97%, 10/25/26, (1-day SOFR + 0.600%)(a)(c)	200	200,182
JD.com Inc., 3.38%, 01/14/30	200	186,375
Lenovo Group Ltd.
3.42%, 11/02/30(a)	200	181,250
5.83%, 01/27/28(a)	200	204,500
6.54%, 07/27/32(a)	200	213,990
Longfor Group Holdings Ltd.
3.95%, 09/16/29(a)	200	145,312
4.50%, 01/16/28(a)	200	158,625
Meituan
2.13%, 10/28/25(a)	200	192,438
3.05%, 10/28/30(a)	200	177,125

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
Pioneer Reward Ltd.
2.00%, 04/09/26(a)	$200	$190,560
5.25%, 08/09/26(a)	200	201,312
Prosus NV
3.06%, 07/13/31(a)	1,200	994,500
3.26%, 01/19/27(a)	600	563,250
3.68%, 01/21/30(a)	800	715,000
3.83%, 02/08/51(a)	900	590,906
4.03%, 08/03/50(a)	800	545,000
4.19%, 01/19/32(a)	800	709,000
4.85%, 07/06/27(a)	400	389,700
4.99%, 01/19/52(a)	900	704,250
RKPF Overseas 2020 A Ltd., 5.13%, 01/26/30(a)	184	74,034
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(a)	200	178,812
SF Holding Investment Ltd., 2.38%, 11/17/26(a)	200	188,938
Shanghai Port Group BVI Development 2 Co. Ltd.,
2.38%, 07/13/30(a)	200	178,812
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	200	181,500
Sunac China Holdings Ltd., 7.00%, 09/30/29,
(12.00% PIK)(a)(f)	621	55,176
Tencent Holdings Ltd.
1.81%, 01/26/26(a)	200	191,418
2.39%, 06/03/30(a)(e)	400	351,068
2.88%, 04/22/31(a)(e)	400	355,125
3.24%, 06/03/50(a)	400	270,480
3.58%, 04/11/26(a)	200	195,576
3.60%, 01/19/28(a)(e)	300	289,687
3.68%, 04/22/41(a)	200	159,438
3.84%, 04/22/51(a)	400	301,920
3.93%, 01/19/38(a)	200	173,666
3.94%, 04/22/61(a)	200	148,938
3.98%, 04/11/29(a)(e)	600	581,812
4.53%, 04/11/49(a)(e)	400	344,625
Tencent Music Entertainment Group, 2.00%, 09/03/30	200	169,813
Vanke Real Estate Hong Kong Co. Ltd., 3.98%,
11/09/27(a)	200	125,376
Weibo Corp., 3.38%, 07/08/30	200	178,180
West China Cement Ltd., 4.95%, 07/08/26(a)	200	164,312
Westwood Group Holdings Ltd., 2.80%, 01/20/26(a)	200	189,000
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(a)	200	171,813
3.38%, 04/29/30(a)	200	182,313
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(a)	200	176,688
		39,393,246
Colombia — 3.9%
ABRA Global Finance, 11.50%, 03/02/28,
(5.50% PIK)(a)(f)	777	741,037
AI Candelaria Spain SA, 5.75%, 06/15/33(a)	400	325,500
Avianca Midco 2 PLC
9.00%, 12/01/28(b)(e)	350	340,183
9.00%, 12/01/28(a)	950	923,352
Banco Davivienda SA, 6.65%,
(10-year CMT + 5.097%)(a)(c)(d)	400	307,140
Banco de Bogota SA, 6.25%, 05/12/26(a)	800	796,000
Bancolombia SA
4.63%, 12/18/29, (5-year CMT + 2.944%)(c)	400	395,376
8.63%, 12/24/34, (5-year CMT + 4.320%)(c)	200	205,000
Canacol Energy Ltd., 5.75%, 11/24/28(a)	400	202,124
Colombia Telecomunicaciones SA ESP, 4.95%,
07/17/30(a)	400	341,020
Security	Par (000)	Value

Colombia (continued)
Ecopetrol SA
4.63%, 11/02/31	$1,000	$827,700
5.38%, 06/26/26	1,100	1,082,400
5.88%, 05/28/45(e)	1,400	1,010,800
5.88%, 11/02/51	650	454,675
6.88%, 04/29/30	1,400	1,361,500
7.38%, 09/18/43(e)	800	708,248
8.38%, 01/19/36	850	845,750
8.63%, 01/19/29	858	910,338
8.88%, 01/13/33	1,690	1,759,087
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime
Energia SpA, 5.38%, 12/30/30(a)	600	501,375
Geopark Ltd., 5.50%, 01/17/27(a)	400	375,000
Gran Tierra Energy Inc., 9.50%, 10/15/29(a)	400	379,400
Grupo Aval Ltd., 4.38%, 02/04/30(a)	600	510,188
Grupo de Inversiones Suramericana SA, 5.50%,
04/29/26(a)	400	394,375
Promigas SA ESP/Gases del Pacifico SAC, 3.75%,
10/16/29(a)	400	364,125
SierraCol Energy Andina LLC, 6.00%, 06/15/28(a)	400	359,880
Transportadora de Gas Internacional SA ESP, 5.55%,
11/01/28(a)	400	393,000
		16,814,573
Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.88%,
04/30/29(a)	600	625,686

Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%,
06/30/34(b)	200	205,000

Ghana — 0.4%
Kosmos Energy Ltd., 7.13%, 04/04/26(a)	600	593,064
Tullow Oil PLC, 10.25%, 05/15/26(a)	1,198	1,154,201
		1,747,265
Guatemala — 0.8%
Central American Bottling Corp./CBC Bottling Holdco
SL/Beliv Holdco SL, 5.25%, 04/27/29(a)	1,050	1,001,816
CT Trust, 5.13%, 02/03/32(a)	600	535,500
Investment Energy Resources Ltd., 6.25%,
04/26/29(a)	600	575,628
Millicom International Cellular SA
4.50%, 04/27/31(a)	800	698,760
6.25%, 03/25/29(a)	540	527,310
		3,339,014
Hong Kong — 3.9%
AIA Group Ltd.
2.70%, (5-year CMT + 1.758%)(a)(c)(d)	200	189,875
3.20%, 09/16/40(a)(e)	600	448,752
3.38%, 04/07/30(a)	200	185,982
3.60%, 04/09/29(a)	200	190,318
3.90%, 04/06/28(a)	200	194,562
4.50%, 03/16/46(a)	200	179,184
4.95%, 04/04/33(a)(e)	400	400,652
5.38%, 04/05/34(a)	200	201,160
5.63%, 10/25/27(a)	200	205,352
Bank of Communications Hong Kong Ltd.
2.30%, 07/08/31, (5-year CMT + 1.400%)(a)(c)	250	236,719
3.73%, (5-year CMT + 2.525%)(a)(c)(d)	250	246,952
Bank of East Asia Ltd. (The)
4.00%, 05/29/30, (5-year CMT + 3.750%)(a)(c)	250	246,070

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hong Kong (continued)
4.88%, 04/22/32, (5-year CMT + 2.300%)(a)(c)	$250	$241,562
5.83%, (5-year CMT + 5.527%)(a)(c)(d)	250	244,925
5.88%, (5-year CMT + 4.257%)(a)(c)(d)	250	249,062
CAS Capital No. 1 Ltd., 4.00%,
(5-year CMT + 3.642%)(a)(c)(d)	200	189,500
Castle Peak Power Finance Co. Ltd., 3.25%,
07/25/27(a)	200	192,408
Cathay Pacific MTN Financing HK Ltd., 4.88%,
08/17/26(a)	200	198,125
China CITIC Bank International Ltd.
4.80%, (5-year CMT + 2.104%)(a)(c)(d)	250	246,327
6.00%, 12/05/33, (5-year CMT + 1.650%)(a)(c)	250	260,234
CLP Power HK Finance Ltd., 3.55%,
(5-year CMT + 2.041%)(a)(c)(d)	400	394,080
FWD Group Holdings Ltd.
6.38%, (5-year CMT + 4.876%)(a)(c)(d)	250	249,750
8.05%, (5-year CMT + 4.865%)(a)(c)(d)	200	198,688
8.40%, 04/05/29(a)	200	207,011
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(a)	200	192,562
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(a)	200	186,250
HKT Capital No. 6 Ltd., 3.00%, 01/18/32(a)	200	174,813
Hongkong Electric Finance Ltd.
1.88%, 08/27/30(a)	200	170,875
2.88%, 05/03/26(a)	200	193,375
Hongkong Land Finance Cayman Islands Co.
Ltd. (The)
2.25%, 07/15/31(a)	200	167,563
2.88%, 05/27/30(a)	200	179,188
HPHT Finance 21 II Ltd., 1.50%, 09/17/26(a)	200	185,750
HPHT Finance 21 Ltd., 2.00%, 03/19/26(a)	200	190,375
Hysan MTN Ltd., 2.82%, 09/04/29(a)	400	354,750
IFC Development Corporate Treasury Ltd., 3.63%,
04/17/29(a)	200	190,188
Inventive Global Investments Ltd., 1.65%, 09/03/25(a)	200	192,024
JMH Co. Ltd., 2.50%, 04/09/31(a)	200	172,250
Joy Treasure Assets Holdings Inc.
3.50%, 09/24/29(a)	200	182,126
5.75%, 06/06/29(a)	200	201,050
Li & Fung Ltd., 5.25%(a)(d)	200	99,812
Link Finance Cayman 2009 Ltd. (The)
2.75%, 01/19/32(a)	200	171,438
2.88%, 07/21/26(a)	200	192,375
Melco Resorts Finance Ltd.
5.25%, 04/26/26(a)(e)	400	387,375
5.38%, 12/04/29(a)	1,000	900,000
5.63%, 07/17/27(a)(e)	600	571,875
5.75%, 07/21/28(a)	800	750,500
7.63%, 04/17/32(a)	400	398,376
MTR Corp. Ltd., 1.63%, 08/19/30(a)	400	342,720
Nan Fung Treasury III Ltd., 5.00%(a)(d)	200	147,375
Nan Fung Treasury Ltd., 3.63%, 08/27/30(a)	200	180,750
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29,
(5-year CMT + 2.180%)(a)(c)	250	248,495
New World China Land Ltd., 4.75%, 01/23/27(a)	200	185,625
NWD Finance BVI Ltd.
4.13%, (5-year CMT + 5.858%)(a)(c)(d)	400	267,875
4.80%(a)(d)	400	184,125
5.25%, (5-year CMT + 7.889%)(a)(c)(d)	200	174,125
6.25%(a)(d)	200	114,000
NWD MTN Ltd., 4.13%, 07/18/29(a)	200	160,750
Panther Ventures Ltd., 3.50%(a)(d)	200	118,586
Security	Par (000)	Value

Hong Kong (continued)
PCPD Capital Ltd., 5.13%, 06/18/26(a)	$200	$181,026
Phoenix Lead Ltd., 4.85%(a)(d)	200	165,188
Prudential Funding Asia PLC
2.95%, 11/03/33, (5-year CMT + 1.517%)(a)(c)	200	180,313
3.13%, 04/14/30	400	365,254
4.88%(a)(d)	200	180,938
Seaspan Corp., 5.50%, 08/01/29(a)	200	178,540
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30(a)	200	178,938
2.88%, 01/21/30(a)	200	181,438
Swire Pacific MTN Financing HK Ltd., 2.88%,
01/30/30(a)	200	181,813
Swire Properties MTN Financing Ltd., 3.63%,
01/13/26(a)	200	196,187
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(a)	200	191,438
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(a)	200	191,687
		16,699,326
Hungary — 0.3%
OTP Bank Nyrt
7.50%, 05/25/27, (1-year CMT + 3.711%)(a)(c)	400	410,750
8.75%, 05/15/33, (5-year CMT + 5.060%)(a)(c)	700	734,125
		1,144,875
India — 4.4%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(a)	400	399,875
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)	400	350,300
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)	200	163,702
4.00%, 07/30/27(a)	200	187,744
4.20%, 08/04/27(a)	400	377,602
4.38%, 07/03/29(a)	400	367,000
Adani Transmission Step-One Ltd., 4.00%,
08/03/26(a)	200	191,938
Axis Bank Ltd./Gandhinagar, 4.10%,
(5-year CMT + 3.315%)(a)(c)(d)	200	188,000
Bharti Airtel Ltd., 3.25%, 06/03/31(a)	200	178,875
CA Magnum Holdings, 5.38%, 10/31/26(a)	600	577,875
Delhi International Airport Ltd.
6.13%, 10/31/26(a)	400	399,376
6.45%, 06/04/29(a)	200	201,437
Greenko Dutch BV, 3.85%, 03/29/26(a)	364	348,304
Greenko Power II Ltd., 4.30%, 12/13/28(a)	521	485,044
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(a)	200	199,125
HDFC Bank Ltd., 3.70%,
(5-year CMT + 2.925%)(a)(c)(d)	600	561,375
HDFC Bank Ltd./Gandhinagar, 5.69%, 03/02/26(a)	400	403,532
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(a)	200	194,125
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(a)	200	193,126
4.00%, 03/18/26(a)	450	442,828
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(a)	400	348,500
3.25%, 02/13/30(a)	200	182,484
3.57%, 01/21/32(a)	400	361,544
3.84%, 12/13/27(a)	200	192,813
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(a)	200	204,876
JSW Hydro Energy Ltd., 4.13%, 05/18/31(a)	304	273,410
JSW Steel Ltd.
3.95%, 04/05/27(a)	200	190,250
5.05%, 04/05/32(a)	400	364,375
Muthoot Finance Ltd., 7.13%, 02/14/28(a)	200	202,875

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

India (continued)
Network i2i Ltd.
3.98%, (5-year CMT + 3.390%)(a)(d)	$400	$382,125
5.65%, (5-year CMT + 4.274%)(a)(c)(d)	400	398,000
NTPC Ltd., 4.25%, 02/26/26(a)	200	197,750
Oil India International Pte Ltd., 4.00%, 04/21/27(a)	200	195,012
Oil India Ltd., 5.13%, 02/04/29(a)	400	404,625
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(a)	200	195,187
Periama Holdings LLC/DE, 5.95%, 04/19/26(a)	400	397,750
Power Finance Corp. Ltd.
3.35%, 05/16/31(a)	200	177,563
3.95%, 04/23/30(a)(e)	400	375,500
4.50%, 06/18/29(a)	400	388,625
6.15%, 12/06/28(a)	200	207,437
REC Ltd.
2.25%, 09/01/26(a)	400	376,500
5.63%, 04/11/28(a)	400	406,750
Reliance Industries Ltd.
2.88%, 01/12/32(a)	800	688,360
3.63%, 01/12/52(a)	900	653,625
3.67%, 11/30/27(a)	500	482,344
3.75%, 01/12/62(a)	400	285,000
4.88%, 02/10/45(a)	250	229,609
6.25%, 10/19/40(a)	250	268,310
ReNew Wind Energy AP2/ReNew Power Pvt Ltd.
other 9 Subsidiaries, 4.50%, 07/14/28(a)	400	366,752
Shriram Finance Ltd., 6.63%, 04/22/27(a)	400	401,750
State Bank of India, 4.88%, 05/05/28(a)	400	399,750
State Bank of India/London
1.80%, 07/13/26(a)	200	188,250
5.00%, 01/17/29(a)	400	401,756
UPL Corp. Ltd., 4.63%, 06/16/30(a)	200	169,062
Vedanta Resources Finance II PLC
9.25%, 04/23/26(a)	400	394,124
13.88%, 12/09/28(a)	504	502,110
Vedanta Resources Ltd., 13.88%, 12/09/28(a)	388	386,060
Wipro IT Services LLC, 1.50%, 06/23/26(a)	400	375,072
		19,027,068
Indonesia — 2.3%
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(a)	400	384,625
4.30%, (5-year CMT + 3.466%)(a)(c)(d)	600	562,875
5.28%, 04/05/29(a)	200	199,876
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26(a)	600	584,625
Freeport Indonesia PT
4.76%, 04/14/27(a)	700	691,033
5.32%, 04/14/32(a)	1,600	1,567,552
6.20%, 04/14/52(a)	700	697,319
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31(a)	1,000	882,500
3.54%, 04/27/32(a)	600	523,860
4.75%, 06/09/51(a)	600	495,378
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	464	471,052
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(a)	400	421,536
Minejesa Capital BV
4.63%, 08/10/30(a)	930	897,257
5.63%, 08/10/37(a)	800	740,752
Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak, 4.85%, 10/14/38(a)	800	738,250
		9,858,490
Security	Par (000)	Value

Israel — 3.3%
Bank Hapoalim BM, 3.26%, 01/21/32,
(5-year CMT + 2.155%)(a)(b)(c)	$800	$726,752
Bank Leumi Le-Israel BM
3.28%, 01/29/31, (5-year CMT + 1.631%)(b)(c)	400	373,376
5.13%, 07/27/27(a)(b)	400	391,000
7.13%, 07/18/33, (5-year CMT + 3.466%)(a)(b)(c)	400	392,752
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)(b)	455	430,830
5.38%, 03/30/28(a)(b)	530	475,012
5.88%, 03/30/31(a)(b)	400	339,000
8.50%, 09/30/33(a)(b)	570	541,500
ICL Group Ltd., 6.38%, 05/31/38(a)(b)	535	502,392
Israel Discount Bank Ltd., 5.38%, 01/26/28(b)	600	584,700
Israel Electric Corp. Ltd.
3.75%, 02/22/32(a)(b)	400	335,000
4.25%, 08/14/28(a)(b)	800	747,000
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(b)	400	375,080
6.75%, 06/30/30(a)(b)	425	378,250
Mizrahi Tefahot Bank Ltd., 3.08%, 04/07/31,
(5-year CMT + 2.250%)(a)(b)(c)	400	370,752
Teva Pharmaceutical Finance Co. LLC, 6.15%,
02/01/36	600	593,400
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	2,425	2,291,628
4.10%, 10/01/46(e)	1,500	1,056,094
4.75%, 05/09/27	800	774,750
5.13%, 05/09/29(e)	750	724,125
6.75%, 03/01/28(e)	900	920,637
7.88%, 09/15/29(e)	400	431,125
8.13%, 09/15/31	400	446,250
		14,201,405
Jamaica — 0.3%
Digicel Intermediate Holdings Ltd./Digicel International
Finance Ltd./Difl U.S., 12.00%, 05/25/27,
(2.25% PIK)(f)	1,155	1,146,416

Kazakhstan — 1.5%
KazMunayGas National Co. JSC
3.50%, 04/14/33(a)	800	660,800
4.75%, 04/19/27(a)	800	779,248
5.38%, 04/24/30(a)	1,200	1,170,600
5.75%, 04/19/47(a)	1,200	1,047,636
6.38%, 10/24/48(a)	1,300	1,225,653
Tengizchevroil Finance Co. International Ltd.
3.25%, 08/15/30(a)	800	664,400
4.00%, 08/15/26(a)	900	864,000
		6,412,337
Kuwait — 1.7%
Boubyan Sukuk Ltd., 3.39%, 03/29/27(a)	400	383,000
Burgan Bank SAK, 2.75%, 12/15/31,
(5-year CMT + 2.229%)(a)(c)	400	360,750
KFH Sukuk Co., 5.01%, 01/17/29(a)	1,000	991,875
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	600	553,500
4.50%, 02/23/27(a)	400	362,500
MEGlobal BV
2.63%, 04/28/28(a)	600	544,500
4.25%, 11/03/26(a)	1,200	1,168,584
MEGlobal Canada ULC, 5.88%, 05/18/30(a)	600	611,812

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kuwait (continued)
NBK SPC Ltd., 1.63%, 09/15/27,
(1-day SOFR + 1.050%)(a)(c)	$1,000	$925,630
NBK Tier 1 Financing 2 Ltd., 4.50%,
(6-year CMT + 2.832%)(a)(c)(d)	800	779,376
NBK Tier 1 Ltd., 3.63%,
(6-year CMT + 2.875%)(a)(c)(d)	600	561,563
		7,243,090
Luxembourg — 0.6%
Altice Financing SA
5.00%, 01/15/28(a)	800	637,000
5.75%, 08/15/29	1,600	1,215,888
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS
Lux Co. SARL
3.00%, 05/15/32	250	209,112
5.75%, 04/01/33	475	477,117
		2,539,117
Macau — 2.7%
Champion Path Holdings Ltd.
4.50%, 01/27/26(a)	400	384,000
4.85%, 01/27/28(a)	500	457,969
Industrial & Commercial Bank of China Macau Ltd.,
2.88%, 09/12/29, (5-year CMT + 1.650%)(a)(c)	400	398,776
MGM China Holdings Ltd.
4.75%, 02/01/27(a)	800	762,800
5.88%, 05/15/26(a)	500	495,156
7.13%, 06/26/31(b)	400	404,328
Sands China Ltd.
2.30%, 03/08/27	600	551,063
2.85%, 03/08/29	600	529,686
3.25%, 08/08/31(e)	500	423,280
3.80%, 01/08/26	600	582,937
4.38%, 06/18/30	600	556,686
5.40%, 08/08/28	1,600	1,578,000
Studio City Finance Ltd.
5.00%, 01/15/29(a)	900	799,875
6.50%, 01/15/28(a)	400	382,000
Wynn Macau Ltd.
5.13%, 12/15/29(a)	800	728,760
5.50%, 01/15/26(a)	800	786,000
5.50%, 10/01/27(a)	600	572,673
5.63%, 08/26/28(a)	1,200	1,132,500
		11,526,489
Malaysia — 1.5%
Axiata SPV2 Bhd
2.16%, 08/19/30(a)	400	342,480
4.36%, 03/24/26(a)	400	395,168
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50(a)	1,000	676,560
CIMB Bank Bhd, 2.13%, 07/20/27(a)	400	370,500
Genm Capital Labuan Ltd., 3.88%, 04/19/31(a)	1,000	885,625
Gohl Capital Ltd., 4.25%, 01/24/27(a)	1,400	1,355,812
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(a)	600	581,250
RHB Bank Bhd, 1.66%, 06/29/26(a)	400	375,000
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(a)	600	577,313
4.85%, 11/01/28(a)	700	703,063
		6,262,771
Mexico — 4.7%
Alfa SAB de CV, 6.88%, 03/25/44(a)	200	209,000
Alpek SAB de CV
3.25%, 02/25/31(a)	200	172,438
Security	Par (000)	Value

Mexico (continued)
4.25%, 09/18/29(a)	$200	$187,188
Alsea SAB de CV, 7.75%, 12/14/26(a)	200	202,400
America Movil SAB de CV
2.88%, 05/07/30	400	360,125
3.63%, 04/22/29	200	190,063
4.38%, 07/16/42	400	347,748
4.38%, 04/22/49	400	342,064
4.70%, 07/21/32(e)	400	390,000
6.13%, 03/30/40	700	742,875
6.38%, 03/01/35	350	381,712
Banco Inbursa SA Institucion De Banca Multiple
Grupo Financiero Inbursa, 4.38%, 04/11/27(a)	300	290,550
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.643%)(a)(c)(d)	200	190,750
6.63%, (10-year CMT + 5.034%)(a)(c)(d)	200	180,875
6.75%, (5-year CMT + 4.967%)(a)(c)(d)	200	199,062
7.50%, (10-year CMT + 5.470%)(a)(c)(d)	200	196,625
7.63%, (10-year CMT + 5.353%)(a)(c)(d)	200	199,100
8.38%, (10-year CMT + 7.760%)(a)(c)(d)	200	205,500
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand, 7.53%,
10/01/28, (5-year CMT + 2.995%)(a)(c)	400	418,000
BBVA Bancomer SA/Texas
1.88%, 09/18/25(a)	200	191,366
5.13%, 01/18/33, (5-year CMT + 2.650%)(a)(c)	400	373,252
5.88%, 09/13/34, (5-year CMT + 4.308%)(a)(c)	400	377,716
8.13%, 01/08/39, (5-year CMT + 4.214%)(a)(c)	200	206,062
8.45%, 06/29/38, (5-year CMT + 4.661%)(a)(c)	400	421,500
Becle SAB de CV, 2.50%, 10/14/31(a)	200	159,102
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(a)	200	154,500
5.38%, 01/09/36(a)	400	401,000
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(a)	385	403,550
10.38%, 11/15/30(a)	195	204,440
Braskem Idesa SAPI
6.99%, 02/20/32(a)	400	303,200
7.45%, 11/15/29(a)(e)	400	322,000
Buffalo Energy Mexico Holdings/Buffalo Energy
Infrastructure/Buffalo Energy, 7.88%, 02/15/39(a)	200	210,438
Cemex SAB de CV
3.88%, 07/11/31(a)	200	178,100
5.20%, 09/17/30(a)	400	390,160
5.45%, 11/19/29(a)	400	397,200
9.13%, (5-year CMT + 5.157%)(a)(c)(d)	400	431,760
Cemex SAB De CV, 5.13%,
(5-year CMT + 4.534%)(a)(c)(d)	200	194,626
Cibanco SA Ibm/PLA Administradora Industrial S de
RL de CV, 4.96%, 07/18/29(a)	200	190,020
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	450	360,139
2.75%, 01/22/30	200	181,000
Cometa Energia SA de CV, 6.38%, 04/24/35(a)	156	153,271
Fomento Economico Mexicano SAB de CV, 3.50%,
01/16/50	150	110,016
Fresnillo PLC, 4.25%, 10/02/50(a)	400	300,352
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27(a)	200	200,000
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)	200	157,125
4.70%, 11/10/47(a)	400	349,750
4.88%, 06/27/44(a)	200	181,375

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
Grupo Televisa SAB
5.00%, 05/13/45	$200	$171,250
5.25%, 05/24/49(e)	200	178,062
6.13%, 01/31/46	200	196,201
6.63%, 01/15/40(e)	400	402,624
Industrias Penoles SAB de CV
4.15%, 09/12/29(a)	200	188,188
4.75%, 08/06/50(a)	400	309,125
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(a)	400	294,500
4.88%, 01/14/48(a)	200	152,250
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31(a)	200	172,188
Minera Mexico SA de CV, 4.50%, 01/26/50(a)	400	310,000
Nemak SAB de CV, 3.63%, 06/28/31(a)	200	158,500
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26(a)	200	187,563
2.88%, 05/11/31(a)	200	168,426
4.00%, 10/04/27(a)	200	190,813
5.50%, 01/15/48(a)	200	170,876
5.88%, 09/17/44(a)	200	181,000
Sigma Finance Netherlands BV, 4.88%, 03/27/28(a)	200	196,490
Southern Copper Corp.
5.25%, 11/08/42	476	448,582
5.88%, 04/23/45	570	570,000
6.75%, 04/16/40	400	441,300
7.50%, 07/27/35	300	349,406
Tierra Mojada Luxembourg II SARL, 5.75%,
12/01/40(a)	351	320,777
Total Play Telecomunicaciones SA de CV, 6.38%,
09/20/28(a)	400	242,000
Trust Fibra Uno
4.87%, 01/15/30(a)	600	537,150
5.25%, 01/30/26(a)	400	393,000
6.39%, 01/15/50(a)	200	162,380
6.95%, 01/30/44(a)	200	177,750
7.38%, 02/13/34(a)	200	199,400
		20,378,896
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 04/29/26(a)	400	356,000

Morocco — 0.9%
OCP SA
3.75%, 06/23/31(a)	700	612,719
4.50%, 10/22/25(a)	400	393,250
5.13%, 06/23/51(a)	800	614,000
6.75%, 05/02/34(a)	1,200	1,248,000
6.88%, 04/25/44(a)	400	391,012
7.50%, 05/02/54(a)	600	618,750
		3,877,731
Nigeria — 0.7%
Access Bank PLC
6.13%, 09/21/26(a)	400	379,876
9.13%, (5-year CMT + 8.070%)(a)(c)(d)	400	372,540
IHS Holding Ltd.
5.63%, 11/29/26(a)	600	572,250
6.25%, 11/29/28(a)	400	357,376
IHS Netherlands Holdco BV, 8.00%, 09/18/27(a)	850	823,438
SEPLAT Energy PLC, 7.75%, 04/01/26(a)	600	590,340
		3,095,820
Security	Par (000)	Value

Oman — 0.4%
Bank Muscat SAOG, 4.75%, 03/17/26(a)	$400	$392,750
Otel Sukuk Ltd., 5.38%, 01/24/31(a)	600	591,375
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	550	562,375
		1,546,500
Panama — 0.7%
AES Panama Generation Holdings SRL, 4.38%,
05/31/30(a)	1,158	1,022,074
Banco General SA, 4.13%, 08/07/27(a)	400	384,500
C&W Senior Finance Ltd., 6.88%, 09/15/27(a)	1,250	1,215,237
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(a)	600	536,064
		3,157,875
Paraguay — 0.2%
Bioceanico Sovereign Certificate Ltd., 0.00%,
06/05/34(a)(g)	634	485,556
Telefonica Celular del Paraguay SA, 5.88%,
04/15/27(a)	200	198,125
		683,681
Peru — 1.5%
Banco de Credito del Peru SA
3.13%, 07/01/30, (5-year CMT + 3.000%)(a)(c)	900	872,595
3.25%, 09/30/31, (5-year CMT + 2.450%)(a)(c)	400	374,000
5.85%, 01/11/29(a)(e)	400	407,500
Cia. de Minas Buenaventura SAA, 5.50%, 07/23/26(a)	600	580,500
Consorcio Transmantaro SA
4.70%, 04/16/34(a)(e)	600	567,187
5.20%, 04/11/38(a)	400	377,625
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%,
09/18/33(a)	400	436,280
InRetail Consumer, 3.25%, 03/22/28(a)	600	548,628
Kallpa Generacion SA, 4.13%, 08/16/27(a)	600	573,300
Minsur SA, 4.50%, 10/28/31(a)	400	356,560
Peru LNG SRL, 5.38%, 03/22/30(a)	1,000	878,130
Transportadora de Gas del Peru SA, 4.25%,
04/30/28(a)	480	466,200
		6,438,505
Philippines — 1.4%
BDO Unibank Inc., 2.13%, 01/13/26(a)	600	572,813
Globe Telecom Inc., 4.20%,
(5-year CMT + 5.527%)(a)(c)(d)	600	578,814
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	600	559,314
Manila Water Co. Inc., 4.38%, 07/30/30(a)	600	563,250
Metropolitan Bank & Trust Co.
2.13%, 01/15/26(a)	400	381,625
5.38%, 03/06/29(a)	400	403,750
5.50%, 03/06/34(a)	400	401,625
Petron Corp., 5.95%, (5-year CMT + 7.574%)(a)(c)(d)	400	391,876
San Miguel Corp., 5.50%,
(5-year CMT + 10.237%)(a)(c)(d)	400	391,750
SMC Global Power Holdings Corp.
5.45%, (5-year CMT + 7.155%)(a)(c)(d)	600	563,172
5.70%, (5-year CMT + 6.554%)(a)(c)(d)	600	578,544
7.00%, (5-year CMT + 9.199%)(a)(c)(d)	600	593,628
		5,980,161
Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(a)	700	629,566

Qatar — 2.9%
ABQ Finance Ltd.
1.88%, 09/08/25(a)	600	575,625
2.00%, 07/06/26(a)	400	375,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Qatar (continued)
CBQ Finance Ltd.
2.00%, 09/15/25(a)	$400	$384,625
2.00%, 05/12/26(a)	600	565,500
5.38%, 03/28/29(a)	600	601,686
Commercial Bank PSQC (The), 4.50%,
(5-year CMT + 3.874%)(a)(c)(d)	600	568,688
Doha Finance Ltd., 2.38%, 03/31/26(a)	500	475,625
MAR Sukuk Ltd., 2.21%, 09/02/25(a)	600	578,812
Nakilat Inc., 6.07%, 12/31/33(a)	561	586,502
Ooredoo International Finance Ltd.
2.63%, 04/08/31(a)	1,000	876,250
3.75%, 06/22/26(a)	400	389,875
3.88%, 01/31/28(a)	600	580,128
4.50%, 01/31/43(a)	400	375,750
5.00%, 10/19/25(a)	600	598,500
QIB Sukuk Ltd., 1.95%, 10/27/25(a)	900	862,875
QIIB Senior Oryx Ltd., 5.25%, 01/24/29(a)	400	402,308
QNB Finance Ltd.
1.38%, 01/26/26(a)	850	801,762
1.63%, 09/22/25(a)	600	575,063
2.75%, 02/12/27(a)	900	850,707
4.88%, 01/30/29(a)	1,000	997,500
Ras Laffan Liquefied Natural Gas Co. Ltd. 3, 5.84%,
09/30/27(a)(e)	529	532,638
		12,555,419
Saudi Arabia — 4.8%
Al Rajhi Sukuk Ltd., 4.75%, 04/05/28(a)	400	395,500
Almarai Co. JSC, 5.23%, 07/25/33(a)	400	400,500
ANB Sukuk Ltd., 3.33%, 10/28/30,
(5-year CMT + 2.974%)(a)(c)	400	386,750
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)	400	377,500
Banque Saudi Fransi, 4.75%, 05/31/28(a)	400	395,625
BSF Finance, 5.50%, 11/23/27(a)	200	201,938
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(a)	200	206,188
EIG Pearl Holdings SARL
3.55%, 08/31/36(a)	600	515,062
4.39%, 11/30/46(a)	500	392,500
Greensaif Pipelines Bidco SARL
5.85%, 02/23/36(b)	400	401,220
6.10%, 08/23/42(b)	200	199,750
6.13%, 02/23/38(a)	600	611,790
6.51%, 02/23/42(a)	800	832,000
Riyad Sukuk Ltd., 3.17%, 02/25/30,
(5-year CMT + 1.791%)(a)(c)	600	590,250
Riyad Tier 1 Sukuk Ltd., 4.00%,
(5-year CMT + 2.170%)(a)(c)(d)	400	373,500
SA Global Sukuk Ltd.
1.60%, 06/17/26(a)	700	657,562
2.69%, 06/17/31(a)	1,000	868,750
SABIC Capital I BV
2.15%, 09/14/30(a)	200	170,563
3.00%, 09/14/50(a)	200	141,250
SABIC Capital II BV, 4.50%, 10/10/28(a)	400	394,375
Saudi Arabian Oil Co.
1.63%, 11/24/25(a)	200	191,000
2.25%, 11/24/30(a)	600	510,750
3.25%, 11/24/50(a)	900	608,344
3.50%, 04/16/29(a)	1,100	1,031,250
3.50%, 11/24/70(a)	1,000	645,937
4.25%, 04/16/39(a)	1,200	1,057,500
4.38%, 04/16/49(a)	1,100	910,250
Security	Par (000)	Value

Saudi Arabia (continued)
5.25%, 07/17/34(b)	$800	$803,000
5.75%, 07/17/54(b)	800	778,000
5.88%, 07/17/64(b)	600	585,078
Saudi Electricity Global Sukuk Co. 2, 5.06%,
04/08/43(a)	400	383,125
Saudi Electricity Global Sukuk Co. 3, 5.50%,
04/08/44(a)	400	394,500
Saudi Electricity Global Sukuk Co. 4, 4.72%,
09/27/28(a)	600	596,437
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(a)	200	191,875
2.41%, 09/17/30(a)	200	172,813
Saudi Electricity Sukuk Programme Co.
4.63%, 04/11/33(a)	400	390,250
4.94%, 02/13/29(a)	200	199,813
5.19%, 02/13/34(a)	400	403,875
5.68%, 04/11/53(a)	600	580,320
Saudi Telecom Co., 3.89%, 05/13/29(a)	600	570,937
SNB Funding Ltd., 2.90%, 01/29/27(a)	200	190,000
SNB Sukuk Ltd., 2.34%, 01/19/27(a)	400	376,250
TMS Issuer SARL, 5.78%, 08/23/32(a)	400	408,200
		20,492,077
Singapore — 2.7%
DBS Group Holdings Ltd.
1.19%, 03/15/27(a)(e)	600	550,062
1.82%, 03/10/31, (5-year CMT + 1.100%)(a)(c)	400	379,500
3.30%, (5-year CMT + 1.915%)(a)(c)(d)	800	787,504
GLP Pte Ltd., 4.50%, (5-year CMT + 3.735%)(a)(c)(d)	600	389,226
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30, (5-year CMT + 1.580%)(a)(c)	800	769,832
4.60%, 06/15/32, (5-year CMT + 1.575%)(a)(c)	600	594,375
Puma International Financing SA, 7.75%, 04/25/29(a)	800	810,250
Sats Treasury Pte Ltd., 4.83%, 01/23/29(a)	400	401,420
Singapore Airlines Ltd.
3.00%, 07/20/26(a)	400	386,000
3.38%, 01/19/29(a)	400	376,844
5.25%, 03/21/34(a)	400	419,124
Singapore Telecommunications Ltd., 7.38%,
12/01/31(a)	432	502,740
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30(a)	600	520,875
2.38%, 10/03/26(a)	400	381,250
2.38%, 08/28/29(a)	600	542,346
3.88%, 08/28/28(a)	400	391,750
Ste Transcore Holdings Inc.
3.38%, 05/05/27(a)	600	580,875
4.13%, 05/23/26(a)	400	395,625
United Overseas Bank Ltd.
1.25%, 04/14/26(a)	600	566,625
1.75%, 03/16/31, (5-year CMT + 1.520%)(a)(c)	600	567,937
2.00%, 10/14/31, (5-year CMT + 1.230%)(a)(c)	600	560,625
3.86%, 10/07/32, (5-year CMT + 1.450%)(a)(c)	800	768,496
Yinson Production Financial Services Pte Ltd., 9.63%,
05/03/29(b)	200	200,000
		11,843,281
South Africa — 2.4%
Absa Group Ltd., 6.38%,
(5-year CMT + 5.411%)(a)(c)(d)	400	389,750
Anglo American Capital PLC
2.63%, 09/10/30(a)	800	694,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Africa (continued)
2.88%, 03/17/31(a)	$400	$345,688
3.88%, 03/16/29(a)	400	380,624
3.95%, 09/10/50(a)	400	298,760
4.75%, 04/10/27(a)	1,400	1,387,316
4.75%, 03/16/52(a)	600	507,894
5.50%, 05/02/33(a)	700	699,783
5.63%, 04/01/30(a)	600	611,436
5.75%, 04/05/34(a)	600	609,186
6.00%, 04/05/54(a)	200	201,188
Bidvest Group U.K. PLC, 3.63%, 09/23/26(a)	600	569,250
Gold Fields Orogen Holdings BVI Ltd., 6.13%,
05/15/29(a)	400	411,250
Liquid Telecommunications Financing PLC, 5.50%,
09/04/26(a)	400	242,000
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(a)	400	400,500
Sasol Financing USA LLC
4.38%, 09/18/26	400	381,200
5.50%, 03/18/31	700	602,000
6.50%, 09/27/28(e)	400	388,500
8.75%, 05/03/29(a)	700	721,000
Stillwater Mining Co.
4.00%, 11/16/26(a)	400	370,375
4.50%, 11/16/29(a)	400	330,900
		10,542,600
South Korea — 3.7%
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32,
(5-year CMT + 1.850%)(a)	400	380,000
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)	400	376,875
5.13%, 02/05/27(a)	200	200,375
5.13%, 02/05/29(a)	200	201,500
Hyundai Card Co. Ltd., 5.75%, 04/24/29(a)	200	204,464
KEB Hana Bank
1.25%, 12/16/26(a)	400	368,752
3.25%, 03/30/27(a)	400	385,416
Kookmin Bank
1.38%, 05/06/26(a)	200	188,326
2.50%, 11/04/30(a)	400	341,468
4.63%, 04/21/28(a)	200	200,168
Korea Gas Corp.
2.88%, 07/16/29(a)	400	369,588
3.50%, 07/02/26(a)	200	194,992
6.25%, 01/20/42(a)	400	456,244
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52,
(5-year CMT + 2.887%)(a)(c)	400	400,125
LG Chem Ltd.
1.38%, 07/07/26(a)	400	372,750
2.38%, 07/07/31(a)	200	168,875
3.63%, 04/15/29(a)	200	189,438
LG Electronics Inc., 5.63%, 04/24/27(a)	200	202,842
LG Energy Solution Ltd.
5.38%, 07/02/27(b)	400	401,184
5.38%, 07/02/29(b)	400	402,800
5.50%, 07/02/34(b)	200	200,662
5.75%, 09/25/28(a)	400	409,375
NAVER Corp., 1.50%, 03/29/26(a)	400	377,875
NongHyup Bank, 4.88%, 07/03/28(a)	200	201,875
POSCO
5.63%, 01/17/26(a)	400	402,625
5.75%, 01/17/28(a)	600	613,572
Security	Par (000)	Value

South Korea (continued)
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(a)	$400	$372,125
3.88%, 03/24/26(a)	200	195,687
4.38%, 04/13/32(a)(e)	200	187,626
4.50%, 04/12/28(a)	400	398,625
5.75%, 04/15/34(a)	200	203,438
6.45%, 10/26/28, (1-day SOFR + 1.080%)(a)(c)	200	202,874
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(a)	400	379,250
2.88%, (5-year CMT + 2.064%)(a)(c)(d)	400	377,500
3.34%, 02/05/30, (5-year CMT + 1.500%)(a)(c)(e)	200	197,624
SK Battery America Inc.
2.13%, 01/26/26(a)	400	379,124
4.88%, 01/23/27(a)	200	199,458
SK Hynix Inc.
1.50%, 01/19/26(a)	400	379,250
2.38%, 01/19/31(a)	600	504,198
5.50%, 01/16/27(a)	200	201,670
5.50%, 01/16/29(a)	600	607,242
6.25%, 01/17/26(a)	400	405,750
6.38%, 01/17/28(a)	400	415,908
6.50%, 01/17/33(a)	400	431,250
SK On Co. Ltd., 5.38%, 05/11/26(a)	600	602,730
Woori Bank
0.75%, 02/01/26(a)	400	376,250
2.00%, 01/20/27(a)	200	187,375
4.25%, (5-year CMT + 2.664%)(a)(c)(d)	200	199,000
4.88%, 01/26/28(a)	400	403,750
		16,019,870
Supranational — 0.6%
Africa Finance Corp., 2.88%, 04/28/28(a)	800	716,750
African Export-Import Bank (The), 2.63%, 05/17/26(a)	600	566,250
Eastern & Southern African Trade & Development
Bank (The), 4.13%, 06/30/28(a)	600	535,674
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58(a)(g)	400	750
QIB Sukuk Ltd., 5.58%, 11/22/28(a)	800	814,792
		2,634,216
Switzerland — 0.2%
Consolidated Energy Finance SA
5.63%, 10/15/28(a)	450	365,625
12.00%, 02/15/31(a)	600	594,000
Oriflame Investment Holding PLC, 5.13%, 05/04/26(a)	400	100,000
		1,059,625
Taiwan — 3.2%
Foxconn Far East Ltd.
1.63%, 10/28/25(a)	600	574,314
2.50%, 10/28/30(a)	600	527,250
TSMC Arizona Corp.
1.75%, 10/25/26	1,200	1,123,875
2.50%, 10/25/31	1,200	1,036,488
3.13%, 10/25/41	800	635,352
3.25%, 10/25/51	1,200	912,720
3.88%, 04/22/27	800	784,000
4.13%, 04/22/29(e)	600	592,500
4.25%, 04/22/32	900	883,237
4.50%, 04/22/52(e)	900	859,959
TSMC Global Ltd.
0.75%, 09/28/25(a)	800	761,250
1.00%, 09/28/27(a)	800	714,500
1.25%, 04/23/26(a)	1,000	941,210

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Taiwan (continued)
1.38%, 09/28/30(a)	$1,100	$906,202
1.75%, 04/23/28(a)	700	634,156
2.25%, 04/23/31(a)	1,300	1,119,219
4.63%, 07/22/32(a)	600	605,813
		13,612,045
Tanzania — 0.2%
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(b)	800	803,000

Thailand — 2.5%
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)(a)	1,000	856,820
3.73%, 09/25/34, (5-year CMT + 1.900%)(a)(c)	1,200	1,088,004
4.30%, 06/15/27(a)	600	588,990
4.45%, 09/19/28(a)	600	590,460
5.00%, (5-year CMT + 4.729%)(d)	600	588,600
5.30%, 09/21/28(a)	400	405,684
5.50%, 09/21/33(a)	600	610,716
5.65%, 07/05/34(b)	600	617,538
GC Treasury Center Co. Ltd., 2.98%, 03/18/31(a)	500	431,719
Kasikornbank PCL, 5.46%, 03/07/28(a)	600	611,062
Kasikornbank PCL/Hong Kong
3.34%, 10/02/31, (5-year CMT + 1.700%)(a)(c)	600	566,438
5.28%, (5-year CMT + 4.940%)(a)(c)(d)	600	588,300
Krung Thai Bank PCL/Cayman Islands, 4.40%,
(5-year CMT + 3.530%)(a)(c)(d)	600	576,936
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70(a)	600	422,898
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(a)	600	562,920
3.90%, 12/06/59(a)	400	310,456
Siam Commercial Bank PCL/Cayman Islands, 4.40%,
02/11/29(a)	400	391,750
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)(e)	600	415,125
5.38%, 11/20/48(a)	600	560,628
		10,785,044
Turkey — 4.1%
Akbank TAS
6.80%, 02/06/26(a)	300	300,938
6.80%, 06/22/31, (5-year CMT + 6.015%)(a)(c)	400	393,624
7.50%, 01/20/30(b)	400	399,875
9.37%, (5-year CMT + 5.270%)(a)(c)(d)	600	598,500
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%,
06/29/28(a)	400	350,750
Arcelik A/S, 8.50%, 09/25/28(a)	400	421,500
Aydem Yenilenebilir Enerji A/S, 7.75%, 02/02/27(a)	600	591,188
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)	400	373,400
Eregli Demir ve Celik Fabrikalari TAS, 8.38%,
07/23/29(b)	600	604,140
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(a)	400	407,500
Limak Cimento Sanayi ve Ticaret AS, 9.75%,
07/25/29(b)	400	396,000
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%,
11/15/28(a)	600	615,375
QNB Finansbank AS, 7.25%, 05/21/29(a)	200	201,250
Sisecam U.K. PLC
8.25%, 05/02/29(a)	600	611,436
8.63%, 05/02/32(a)	600	611,700
Turk Telekomunikasyon AS, 7.38%, 05/20/29(a)	400	402,000
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	400	397,440
5.80%, 04/11/28(a)	565	545,578
Security	Par (000)	Value

Turkey (continued)
Turkiye Garanti Bankasi AS
7.18%, 05/24/27,
(5-year USD ICE Swap + 4.220%)(a)(c)	$800	$793,080
8.38%, 02/28/34, (5-year CMT + 4.090%)(a)(c)	400	400,000
Turkiye Is Bankasi AS
7.75%, 06/12/29(b)	400	402,000
7.75%, 01/22/30, (5-year CMT + 6.119%)(a)(c)	700	697,812
9.19%, 06/29/28,
(5-year USD Swap + 5.117%)(a)(c)	400	420,000
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26(a)	500	497,500
8.99%, 10/05/34, (5-year CMT + 4.669%)(b)(c)	600	604,620
9.00%, 10/12/28(a)	800	844,500
10.12%, (5-year CMT + 5.493%)(a)(c)(d)	400	410,252
Ulker Biskuvi Sanayi AS, 7.88%, 07/08/31(b)	400	405,876
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%,
05/15/29(a)	400	400,500
WE Soda Investments Holding PLC
9.38%, 02/14/31(a)	400	412,125
9.50%, 10/06/28(a)	1,000	1,028,125
Yapi ve Kredi Bankasi A/S
7.88%, 01/22/31, (5-year CMT + 7.415%)(a)(c)	400	400,040
9.25%, 10/16/28(a)	600	641,814
9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(c)	600	616,500
Yapi ve Kredi Bankasi AS, 9.74%,
(5-year CMT + 5.499%)(a)(c)(d)	400	402,375
		17,599,313
Ukraine — 0.2%
Metinvest BV, 7.75%, 10/17/29(a)	400	266,000
MHP Lux SA, 6.95%, 04/03/26(a)	500	427,500
		693,500
United Arab Emirates — 5.0%
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(a)	400	385,500
5.38%, 07/18/28(a)	200	203,625
5.50%, 01/12/29(a)	200	205,312
8.00%, (5-year CMT + 3.524%)(a)(c)(d)	400	424,000
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)	400	361,875
3.40%, 04/29/51(a)	400	291,000
4.00%, 10/03/49(a)	200	163,188
4.38%, 06/22/26(a)	400	393,852
4.38%, 01/24/29(a)	400	393,252
4.70%, 04/24/33(a)	400	392,550
4.88%, 04/23/30(a)	400	402,000
6.50%, 10/27/36(a)	300	333,921
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31(a)	500	425,000
Adib Capital Invest 3 Ltd., 7.25%,
(5-year CMT + 3.059%)(a)(c)(d)	400	417,500
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(a)	200	204,650
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/33(a)	200	195,375
5.50%, 05/16/34(a)	200	203,250
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(a)	200	187,938
Arada Sukuk Ltd., 8.13%, 06/08/27(a)	200	203,437
BOS Funding Ltd., 7.00%, 03/14/28(a)	200	207,187
Commercial Bank of Dubai PSC
5.32%, 06/14/28(a)	200	200,740
6.00%, (6-year CMT + 5.597%)(a)(c)(d)	400	398,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates (continued)
DIB Sukuk Ltd.
1.96%, 06/22/26(a)	$400	$374,875
2.74%, 02/16/27(a)	400	375,875
2.95%, 01/16/26(a)	600	579,187
4.80%, 08/16/28(a)	200	198,188
5.49%, 11/30/27(a)	400	404,750
DIB Tier 1 Sukuk 3 Ltd., 6.25%,
(6-year CMT + 3.664%)(a)(c)(d)	400	399,125
DIB Tier 1 Sukuk 4 Ltd., 4.63%,
(6-year CMT + 4.077%)(a)(c)(d)	400	385,125
EI Sukuk Co. Ltd.
1.83%, 09/23/25(a)	400	383,500
5.43%, 05/28/29(a)	400	405,500
Emaar Sukuk Ltd.
3.64%, 09/15/26(a)	200	193,376
3.70%, 07/06/31(a)	200	183,125
3.88%, 09/17/29(a)	400	376,875
Emirates NBD Bank PJSC
1.64%, 01/13/26(a)	400	379,000
4.25%, (6-year CMT + 3.155%)(a)(c)(d)	400	376,000
5.63%, 10/21/27(a)	200	204,250
5.88%, 10/11/28(a)	400	414,500
6.13%, (6-year CMT + 3.656%)(a)(c)(d)	400	396,500
6.13%, (6-year CMT + 5.702%)(a)(c)(d)	200	200,250
Esic Sukuk Ltd., 5.83%, 02/14/29(a)	200	201,438
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(a)	200	189,250
2.59%, 03/02/27(a)	200	189,063
4.58%, 01/17/28(a)	200	198,375
4.78%, 01/23/29(a)	200	199,188
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(a)	400	393,375
4.50%, (5-year CMT + 4.138%)(a)(c)(d)	400	386,750
4.77%, 06/06/28(a)	200	199,063
5.00%, 02/28/29(a)	400	400,500
5.13%, 10/13/27(a)	400	402,875
6.32%, 04/04/34, (5-year CMT + 1.700%)(a)(c)	400	408,875
6.57%, 01/29/29, (1-day SOFR + 1.200%)(a)(c)	200	201,687
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(a)	224	211,432
2.16%, 03/31/34(a)	648	559,986
2.63%, 03/31/36(a)	600	494,062
2.94%, 09/30/40(a)	916	740,637
3.25%, 09/30/40(a)	600	463,312
MAF Global Securities Ltd., 7.88%,
(5-year CMT + 4.893%)(a)(c)(d)	200	204,650
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	200	187,250
4.64%, 05/14/29(a)	200	195,313
5.00%, 06/01/33(a)	200	195,813
Masdar Abu Dhabi Future Energy Co., 4.88%,
07/25/33(a)	200	195,500
Mashreqbank PSC, 7.88%, 02/24/33,
(5-year CMT + 3.997%)(a)(c)	200	211,250
National Central Cooling Co. PJSC, 2.50%,
10/21/27(a)	200	182,250
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	400	407,125
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(a)(e)	600	576,564
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	378	305,945
		21,324,681
Security	Par (000)	Value

United Kingdom — 3.1%
CK Hutchison International 16 Ltd., 2.75%,
10/03/26(a)	$200	$191,750
CK Hutchison International 17 II Ltd., 3.25%,
09/29/27(a)	200	191,500
CK Hutchison International 17 Ltd., 3.50%,
04/05/27(a)	200	193,938
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29(a)	200	182,096
3.38%, 09/06/49(a)	400	295,252
CK Hutchison International 20 Ltd.
2.50%, 05/08/30(a)	200	177,312
3.38%, 05/08/50(a)	200	146,626
CK Hutchison International 21 Ltd.
1.50%, 04/15/26(a)	200	189,188
2.50%, 04/15/31(a)	400	343,504
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(a)	200	200,064
4.88%, 04/21/33(a)	400	395,556
CK Hutchison International 24 Ltd.
5.38%, 04/26/29(a)	200	205,308
5.50%, 04/26/34(a)	200	206,088
Hutchison Whampoa International Ltd., 7.45%,
11/24/33(a)	305	357,433
Standard Chartered PLC
1.82%, 11/23/25, (1-year CMT + 0.950%)(a)(c)	400	394,884
2.61%, 01/12/28, (5-year CMT + 1.180%)(a)(c)	200	187,706
2.68%, 06/29/32, (1-year CMT + 1.200%)(a)(c)	1,000	837,425
3.27%, 02/18/36, (5-year CMT + 2.300%)(a)(c)	400	346,752
3.60%, 01/12/33, (1-year CMT + 1.900%)(a)(c)	200	172,938
4.05%, 04/12/26(a)	600	590,004
4.30%, (5-year CMT + 3.135%)(a)(c)(d)	600	512,814
4.31%, 05/21/30, (3-mo. LIBOR US + 1.910%)(a)(c)	400	386,000
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(c)	500	486,406
4.75%, (5-year CMT + 3.805%)(a)(c)(d)	400	336,500
5.69%, 05/14/28, (1-year CMT + 1.050%)(b)(c)	400	404,058
5.91%, 05/14/35, (1-year CMT + 1.450%)(b)(c)	400	407,068
6.00%, (5-year CMT + 5.661%)(a)(c)(d)	400	397,500
6.10%, 01/11/35, (1-year CMT + 2.100%)(a)(c)	200	207,764
6.17%, 01/09/27, (1-year CMT + 2.050%)(a)(c)	1,000	1,012,190
6.19%, 07/06/27, (1-year CMT + 1.850%)(a)(c)	400	406,540
6.30%, 01/09/29, (1-year CMT + 2.450%)(a)(c)	800	825,904
6.30%, 07/06/34, (1-year CMT + 2.580%)(a)(c)	400	421,838
7.02%, 02/08/30, (1-year CMT + 2.200%)(a)(c)	200	213,708
7.75%, (5-year CMT + 4.976%)(a)(c)(d)	400	407,000
7.77%, 11/16/28, (1-year CMT + 3.450%)(a)(c)	800	860,100
7.88%, (5-year CMT + 3.574%)(a)(c)(d)	200	203,000
		13,293,714
United States — 2.0%
AES Andes SA, 6.30%, 03/15/29(a)	200	203,312
Bimbo Bakeries USA Inc.
6.05%, 01/15/29(a)	200	208,312
6.40%, 01/15/34(a)	200	216,125
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	196,812
Flex Ltd.
3.75%, 02/01/26	550	537,108
4.88%, 06/15/29	599	591,698
4.88%, 05/12/30	515	505,035
GCC SAB de CV, 3.61%, 04/20/32(a)	200	171,500
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS
Lux Co. SARL
2.50%, 01/15/27	200	188,028

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
3.00%, 02/02/29	$200	$181,472
3.63%, 01/15/32	200	175,396
4.38%, 02/02/52(e)	300	226,595
5.13%, 02/01/28	303	302,933
6.50%, 12/01/52	450	455,821
JBS USA Holding Lux SARL/JBS USA Food Co./JBS
Lux Co. SARL, 5.50%, 01/15/30	400	400,461
JBS USA LUX SA/JBS USA Food Co./JBS
Luxembourg SARL
6.75%, 03/15/34(a)	386	414,790
7.25%, 11/15/53(a)	400	444,463
Las Vegas Sands Corp.
3.90%, 08/08/29	600	555,822
5.90%, 06/01/27	700	710,560
6.00%, 08/15/29	400	407,704
6.20%, 08/15/34(e)	400	404,455
Playtika Holding Corp., 4.25%, 03/15/29(a)	390	345,150
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)	600	575,700
		8,419,252
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%,
05/07/29(a)	422	404,247

Zambia — 0.9%
First Quantum Minerals Ltd.
6.88%, 10/15/27(a)	1,300	1,278,875
8.63%, 06/01/31(a)	1,200	1,194,000
9.38%, 03/01/29(a)	1,450	1,527,039
		3,999,914
Total Corporate Bonds & Notes — 96.8%
(Cost: $431,384,061)		416,973,764

Foreign Government Obligations(h)

South Korea — 0.8%
Industrial Bank of Korea, 5.38%, 10/04/28(a)	200	206,282
Korea Electric Power Corp, 4.88%, 01/31/27(a)	600	601,687
Korea Electric Power Corp.
5.38%, 04/06/26(a)	200	201,500
5.38%, 07/31/26(a)	600	606,000
Korea Expressway Corp.
1.13%, 05/17/26(a)	200	187,480
5.00%, 05/14/27(a)	400	403,664
Korea Gas Corp.
3.88%, 07/13/27(a)	200	195,382
4.88%, 07/05/28(a)	200	201,674
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(a)	400	375,875
4.25%, 07/27/27(a)	600	591,563
		3,571,107
Security	Par (000)	Value

Supranational — 0.5%
Africa Finance Corp.
3.75%, 10/30/29(a)	$400	$358,125
4.38%, 04/17/26(a)	600	585,187
African Export-Import Bank (The)
3.80%, 05/17/31(a)	600	519,375
3.99%, 09/21/29(a)	800	726,000
		2,188,687
Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(a)	400	389,125

Total Foreign Government Obligations — 1.4%
(Cost: $6,252,870)		6,148,919
Total Long-Term Investments — 98.2%
(Cost: $437,636,931)		423,122,683

	Shares

Short-Term Securities

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%(i)(j)(k)	20,755,712	20,764,014
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.29%(i)(j)	4,710,000	4,710,000

Total Short-Term Securities — 5.9%
(Cost: $25,463,453)		25,474,014

Total Investments — 104.1%
(Cost: $463,100,384)		448,596,697

Liabilities in Excess of Other Assets — (4.1)%		(17,801,211)

Net Assets — 100.0%		$430,795,486

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Perpetual security with no stated maturity date. (e) All or a portion of this security is on loan.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Zero-coupon bond.
(h)	U.S. dollar denominated security issued by foreign domiciled entity. (i) Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,316,201	$—	$(550,959	)(a)	$1,144	$(2,372)	$20,764,014	20,755,712	$118,319	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,390,000	—	(680,000	)(a)	—	—	4,710,000	4,710,000	101,635		—
					$1,144	$(2,372)	$25,474,014		$219,954		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$416,973,764	$—	$416,973,764
Foreign Government Obligations	—	6,148,919	—	6,148,919
Short-Term Securities
Money Market Funds	25,474,014	—	—	25,474,014
	$25,474,014	$423,122,683	$—	$448,596,697

Portfolio Abbreviation

CMT	Constant Maturity Treasury	PJSC	Public Joint Stock Company
JSC	Joint Stock Company	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate	ST	Special Tax
PIK	Payment-in-kind

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2024

Currency Abbreviation

USD	United States Dollar